Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details)	Jun. 30, 2019 USD ($)
Leases [Abstract]
Finance lease: Right-of-use asset	$ 278,725
Finance lease: Accumulated amortization	(19,971)
Right-of-use asset, net	258,754
Current portion of finance lease liability	38,561
Long-term finance lease liability	222,358
Total finance lease liability	$ 260,919
Weighted average remaining lease term: Operating leases	0 years
Weighted average remaining lease term: Finance leases	5 years 6 months
Weighted average discount rate: Operating leases	0.00%
Weighted average discount rate: Finance leases	6.75%